TREASURY STOCK - Movements in treasury stock (Details) - IDR (Rp) Rp in Billions		12 Months Ended
	Apr. 27, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of shares
Beginning balance, Shares		1,737,779,800	1,737,779,800
Sale of treasury stock, Shares	(1,737,779,800)	(1,737,779,800)
Ending balance, Shares			1,737,779,800
Treasury stock, Percentage
Beginning balance, Percentage		1.72%	1.72%
Sale of treasury stock, Percentage		(1.72%)
Ending balance, Percentage			1.72%
Treasury stock, Value
Beginning balance, Value		Rp 2,541	Rp 2,541
Sale of treasury stock, Value	Rp (2,541)	Rp (2,541)
Ending balance, Value			Rp 2,541